Treasury Risk Management	12 Months Ended
Dec. 31, 2025
Treasury Risk Management
Treasury Risk Management

15. Treasury Risk Management

Derivatives and Hedge accounting

Derivatives are measured at fair value with any related transaction costs expensed as incurred. The treatment of changes in the value of derivatives depends on their use as explained below.

Cash flow hedges

Certain derivatives are held to hedge the uncertainty in timing or amount of future forecast cash flows. Such derivatives are classified as being part of cash flow hedge relationships. For an effective hedge, gains and losses from changes in the fair value of derivatives are recognised in equity. Cost of hedging, where material and opted for, is recorded within equity. Any ineffective elements of the hedge are recognised in finance costs. Ineffectiveness may occur if there are changes to the expected timing of the hedged transaction. If the hedged cash flow relates to a non-financial asset, the amount accumulated in equity is subsequently included within the carrying value of that asset. For other cash flow hedges, amounts deferred in equity are taken to finance costs at the same time as the related cash flow.

When a derivative no longer qualifies for hedge accounting, any cumulative gain or loss remains in equity until the related cash flow occurs. When the cash flow takes place, the cumulative gain or loss is taken to finance costs. If the hedged cash flow is no longer expected to occur, the cumulative gain or loss is taken to finance costs immediately.

Derivatives for which hedge accounting is not applied

Derivatives not classified as hedges are held in order to hedge certain balance sheet items and commodity exposures. No hedge accounting is applied to these derivatives, which are carried at fair value with changes being recognised in finance costs.

Applying hedge accounting has not led to material ineffectiveness being recognised in the income statement for 2025, 2024 and 2023.

The Group’s Treasury department provides central funding and foreign exchange management services for the Group. The department is governed by standards and processes which are in line with the Treasury Policies. In addition to guidelines and exposure limits, a system of authorities and extensive independent reporting covers all major areas of activity.

Treasury activities in relation to the Group are designed to:

●	protect the Group’s financial results and position from the financial risks mentioned below;
●	maintain market risks within acceptable parameters, while optimising returns (see Note 15B);
●	provide adequate and sufficient funding to the Group.

The Group’s Treasury department maintains a list of approved financial instruments. The use of any new instrument must be approved by the Treasury Committee. The use of leveraged instruments is not permitted.

The Group’s central Commodity Risk Management (CRM) team monitor commodity exposures for the whole Group and provide commodity risk services for the Group’s operations. The primary objective of the CRM policy is to delay the (gross) margin impact of commodity market volatility and allow time to take corrective pricing action.

The Group’s capital requirements are centrally managed by the Group’s Treasury department, who provides funding to safeguard the Group’s ability to continue as a going concern and to optimize returns. The Group is not subject to financial covenants in any of its significant financing agreements.

The Group is exposed to the following financial risks that arise from its use of financial instruments, the management of which is described in the following sections:

●	liquidity risk (see Note 15A);
●	market risk (see Note 15B);
●	credit risk (see Note 16B).

15A. Management of liquidity risk

Liquidity risk is the risk that the Group will face in meeting its obligations associated with its financial liabilities. The Group’s approach to managing liquidity is to ensure that it will have sufficient funds to meet its liabilities when due without incurring unacceptable losses. In doing this, management considers both normal and stressed conditions. A material and sustained shortfall in our cash flow could undermine the Group’s credit rating, impair investor confidence and also restrict the Group’s ability to raise funds.

The Group’s funding strategy was supported by cash delivery from the business, coupled with the proceeds from the bond issuance. Surplus cash balances have been invested conservatively with low-risk counterparties at maturities of primarily less than six months. In its liquidity assessment, the Group does not consider any supplier financing arrangements as these arrangements are non-recourse to Unilever and supplier payment dates and terms for Unilever and our payment terms with Unilever do not vary based on whether the supplier chooses to use such financing arrangements.

Cash flow from operating activities provides the funds to service the financing of financial liabilities on a day-to-day basis. The Group seeks to manage its liquidity requirements by the newly established €8 billion Euro Medium Term Note programme. In addition, the Group has committed credit facilities for general corporate use as described in Note 14 C.

On 28 August 2025, the Group entered into a term loan facilities agreement (the “Term Loan Facilities Agreement”) (the facilities to be provided thereunder being the “Term Loan Facilities”). The Term Loan Facilities comprise:

●	a bridge term loan facility (the “Bridge Facility”) denominated in euro, with a commitment of €3 billion available for the repayment of financial indebtedness owed by Group Companies to the Unilever Group, and for the payment of the consideration for the transfer of Unilever’s Ice Cream Business in Indonesia. This facility was cancelled on 26 November with a cancellation charge of €5 million as part of finance cost. No amount was drawn against the facility.
●	a working capital term loan facility (the “Working Capital Term Loan Facility”) denominated in Euro, with a commitment of €700 million available for general corporate purposes and with a maturity date of three years from the date of the Term Loan Facilities Agreement. The facility is priced at 1 month Euribor + 90 basis points and does not carry any covenants. €100 million was drawn on 29 December 2025.

●	a term loan facility (the “India Term Loan Facility”) denominated in Euro, with a commitment of €300 million available for the payment of the consideration for the transfer of the Unilever Group’s shares in Kwality Wall’s India Ltd. This facility has not been drawn.

The Group has also entered into a €1 billion syndicated revolving credit facility agreement (the “Revolving Credit Facility Agreement”, the revolving credit facility provided thereunder being the “Revolving Credit Facility”).

●	A multicurrency facility denominated in euro (with optional currencies of US dollars and Pounds Sterling) available for general corporate purposes with an initial maturity date of five years from the date of the Revolving Credit Facility Agreement, subject to two extension options of one year each which can be requested by the Company and which each lender can at its own discretion, agree to or not;
●	a €500 million Swingline Facility and a US$500 million Swingline Facility each operating as a sublimit within the Revolving Credit Facility with the purpose of refinancing euro or US dollar commercial paper programs, respectively, that the Group plans to establish.

The revolving facilities have not been drawn.

The financial liabilities of the Group at the balance sheet date are mainly bonds, lease liabilities and other financial liabilities (Note 14), and trade payables (Note 13) which are mostly short term in nature. The financial assets of the Group at the balance sheet date are mainly trade receivables (Note 12) from Unilever and reputable customers which are short term in nature

The following table shows contractually based undiscounted cash flows, including expected interest payments, which are payable under financial liabilities at the balance sheet date:

								Net carrying
2025 Undiscounted cash flows		Due between	Due between	Due between	Due between			amount as shown
In millions of €	Due within 1 year	1 and 2 years	2 and 3 years	3 and 4 years	4 and 5 years	Due after 5 years	Total	in balance sheet
Non-derivative Financial liabilities
Bank loans and overdrafts	(34)	(1)	—	—	—	—	(35)	(35)
Bonds and other loans	—	—	(100)	(745)	—	(2,232)	(3,077)	(3,077)
Related party loans with Unilever	—	—	—	—	—	—	—	—
Lease liabilities	(49)	(30)	(21)	(16)	(12)	(36)	(164)	(143)
Other financial liabilities	—	—	(133)	—	—	—	(133)	(133)
Trade payables excluding social security	(2,884)	(124)	—	—	—	—	(3,008)	(3,008)
	(2,967)	(155)	(254)	(761)	(12)	(2,268)	(6,417)	(6,396)
Derivative Financial liabilities
Derivative contracts - receipts	1	1	—	—	—	—	2	2
Total	(2,966)	(154)	(254)	(761)	(12)	(2,268)	(6,415)	(6,394)

								Net carrying
2024 Undiscounted cash flows		Due between	Due between	Due between	Due between			amount as shown
In millions of €	Due within 1 year	1 and 2 years	2 and 3 years	3 and 4 years	4 and 5 years	Due after 5 years	Total	in balance sheet
Non-derivative Financial liabilities
Bank loans and overdrafts	(35)	—	—	—	—	—	(35)	(35)
Related party loans with Unilever	(9)	—	—	—	—	—	(9)	(9)
Lease liabilities	(57)	(35)	(26)	(18)	(34)	(32)	(202)	(144)
Other financial liabilities	—	(145)	—	—	—	—	(145)	(145)
Trade payables excluding social security and sundry taxes	(1,775)	(8)	—	—	—	—	(1,783)	(1,783)
	(1,876)	(188)	(26)	(18)	(34)	(32)	(2,174)	(2,116)
Derivative Financial liabilities
Derivative contracts - receipts	105	—	—	—	—	—	105	105
Total	(1,771)	(188)	(26)	(18)	(34)	(32)	(2,069)	(2,011)

15B. Management of market risk

The Group’s size and operations result in it being exposed to the following market risks that arise from its use of financial instruments:

●	Currency risk (see table below)

The Group is exposed to movements in the underlying currency of the Group’s sales and purchases as well as transacted commodity prices that are mainly denominated in USD and GBP.

●	Commodity price risk (see table below)

The key commodities used by the Group are cocoa, dairy and sugar. Management aims to minimise the impact of commodity market volatility on (gross) margin and allow time to take corrective pricing action (‘pricing horizons’). Commodity hedging is undertaken based on 100% of the volume exposure around the pricing horizon, although hedging can be undertaken up to 52 weeks with approval and within limits.

●	Interest rate risk (see table below)

The above risks may affect the Group’s income and expenses, or the value of its financial instruments. The Group’s objective in managing market risk is to maintain it within acceptable parameters, while optimising returns.

The Group’s exposure to, and management of, these risks is explained on the next page.

Management of market risk

Potential impact of risk	Management policy and hedging strategy	Sensitivity to the risk

1. Commodity price risk

The Group is exposed to the risk of changes in commodity prices in relation to its purchase of certain raw materials.

At 31 December 2025, the Group had hedged its exposure to future commodity purchases with commodity derivatives valued at €262 million (2024: €296 million).

The Group uses commodity forwards, futures, swaps and option contracts to hedge against this risk. All commodities forward contracts hedge future purchases of raw materials and the contracts are settled either in cash or by physical delivery.

The Group also hedges risk components of commodities where it is not possible to hedge the commodity in full. This is done with reference to the contract to purchase the hedged commodity.

Commodity derivatives are generally designated as hedging instruments in cash flow hedge accounting relations. All commodity derivative contracts were done in line with approvals from the Commodity Risk Committee.

A 10% increase in commodity prices as at 31 December 2025 would have led to a €24 million gains on the commodity derivatives in Equity (2024: €42 million). A decrease of 10% in commodity prices on a full-year basis would have the equal but opposite effect.

2. Currency risk

Because of the Group’s global reach, it is subject to the risk that changes in foreign currency rate impact the Group’s sales and purchases. The Group is also exposed to movements in the underlying currency of transacted commodity prices that are mainly denominated in USD and GBP.

The exposure to the Group from companies holding financial assets and liabilities other than their functional currency is not significant.

The Group’s treasury department manages currency exposures in the Group within prescribed limits, mainly through the use of forward foreign currency exchange contracts.

Operating companies manage foreign exchange exposures within prescribed limits.

The aim of the approach to management of currency risk is to leave the Group with no material residual risk. This aim has been achieved in all years presented.

Forward contracts are used and executed by the Group’s treasury department, however foreign currency exposures that are under the TSA with Unilever do not have significant foreign exchange impact.

The foreign exchange risk impact on the Income Statement and Equity with respect to financial instruments is not significant.

3. Interest rate risk

The Group is exposed to market interest rate fluctuations on its debt. Increases in benchmark interest rates could increase the interest cost of the floating-rate debt and increase the cost of future borrowings. At 31 December 2025, interest rates were fixed on 96% of the expected financial liabilities (excluding lease liabilities), 73% at December 2024.

The Group’s interest rate management approach aims for an optimal balance between fixed and floating-rate interest rate exposures on expected net debt. The objective of this approach is to minimise annual interest costs after tax. No derivatives were used to hedge the interest rate on the debt of the Group.

The interest rate risk impact on the income statement is not significant.

15C. Derivatives and hedging

The Group does not use derivative financial instruments for speculative purposes. The uses of derivatives and the related values of derivatives are summarised in the following table. Derivatives used to hedge:

	Trade	Trade payables
	and other	and other
In millions of €	receivables	liabilities	Total
31 December 2025
Commodity contracts
Cash flow hedges (a)	2	—	2
Total assets	2	—	2
31 December 2024
Commodity contracts
Cash flow hedges	105	—	105
Total liabilities	105	—	105

(a)	The Group makes use of cocoa futures and options to hedge their forward physical purchases of cocoa and other chocolate products. At 31 December 2025, the Group had hedged its exposure to future cocoa purchases with notional amount at 43,093 metric tons and average contracts price at €5,557per metric ton. Cash flow hedge accounting is applied to these derivatives with the fair value gain/loss being recognised in the hedge reserve and then being released in line with the underlying physical purchases. At 31 December 2024, the Group had a €115 million gain in cash flow hedge reserve, including a €10 million gain on settlement associated with the underlying physical purchases within 12 months.